Other Comprehensive Income	9 Months Ended
Sep. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Other Comprehensive Income

14. Other Comprehensive Income (Loss), net of tax

Changes in accumulated other comprehensive income (loss), net of tax, by component for the nine months ended September 30, 2013 and 2012 are as follows:

	Gain (Loss) related to cash flow hedges	Actuarial gain (loss) on defined benefit pension plans	Gain (loss) related to foreign-currency translation	Total, before non-controlling interests	Non-controlling interests	Total
Balance at December 31, 2011	$(136,221)	$(111,215)	$(238,331)	$(485,767)	$3,048	$(482,719)
Other comprehensive income (loss) before reclassifications	(18,150)	-	31,550	13,400	1,241	14,641
Amounts reclassified from accumulated other comprehensive income (loss) (1)	9,817	8,229	-	18,046	-	18,046
Other comprehensive income (loss) after reclassifications	(8,333)	8,229	31,550	31,446	1,241	32,687
Balance at September 30, 2012	$(144,554)	$(102,986)	$(206,781)	$(454,321)	$4,289	$(450,032)

Balance at December 31, 2012	$(138,341)	$(179,423)	$(174,349)	$(492,113)	$2,869	$(489,244)
Other comprehensive income (loss) before reclassifications	124	-	(95,348)	(95,224)	(1,554)	(96,778)
Amounts reclassified from accumulated other comprehensive income (loss) (1)	14,122	11,777	-	25,899	-	25,899
Other comprehensive income (loss) after reclassifications	14,246	11,777	(95,348)	(69,325)	(1,554)	(70,879)
Balance at September 30, 2013	$(124,095)	$(167,646)	$(269,697)	$(561,438)	$1,315	$(560,123)

(1) See separate table below for details about these reclassifications.

Reclassifications out of accumulated other comprehensive income (loss) for the nine months ended September 30, 2013 and 2012 are as follows:

Details about Accumulated Other Comprehensive Income (Loss) ("AOCI") Components	Amount of (Gain) Loss reclassified from AOCI in Income		Location of (Gain) Loss reclassified from AOCI in Income
	For the nine months ended September 30,
	2013	2012
(Gain) Loss related to cash flow hedges
Interest rate contracts	$20,476	$17,014	Interest income/expense
Foreign exchange contracts	(1,307)	(5,000)	Costs of Revenue
Foreign exchange contracts	577	228	Interest income/expense
	19,746	12,242	Total before tax
	(5,624)	(2,425)	Tax expense or benefit
	$14,122	$9,817	Net of tax

Actuarial (Gain) Loss on defined benefit pension plans
Amortization of unrealized (gain) /loss	19,095	13,537	(1)
	19,095	13,537	Total before tax
	(7,318)	(5,308)	Tax expense or benefit
	$11,777	$8,229	Net of tax
Total reclassifications for the period	$25,899	$18,046	Net of tax

(1) Included in the computation of net periodic pension cost (see Note 9 for additional details).